INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Total assets	$ 112,004	$ 107,951
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Dubai
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Hospitality
Disclosure of fair value measurement of assets [line items]
Total assets		0
Level 1 | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Mixed-Use
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Dubai
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Hospitality
Disclosure of fair value measurement of assets [line items]
Total assets		0
Level 2 | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Mixed-Use
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	62,313	70,294
Level 3 | Commercial properties | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	14,689	14,682
Level 3 | Commercial properties | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	4,678	4,721
Level 3 | Commercial properties | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	2,618	2,366
Level 3 | Commercial properties | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	2,569	2,526
Level 3 | Commercial properties | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	89	309
Level 3 | Commercial properties | Dubai
Disclosure of fair value measurement of assets [line items]
Total assets	18,991	20,324
Level 3 | Commercial properties | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	7,880	7,946
Level 3 | Commercial properties | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	2,001	2,538
Level 3 | Commercial properties | Hospitality
Disclosure of fair value measurement of assets [line items]
Total assets	105	84
Level 3 | Commercial properties | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	1,616	2,442
Level 3 | Commercial properties | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	3,719
Level 3 | Commercial properties | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	3,056	2,757
Level 3 | Commercial properties | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	3,808	2,784
Level 3 | Commercial properties | Mixed-Use
Disclosure of fair value measurement of assets [line items]
Total assets	213	3,096
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	2,300	2,316
Level 3 | Commercial developments | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	497	411
Level 3 | Commercial developments | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	59	381
Level 3 | Commercial developments | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	146	365
Level 3 | Commercial developments | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	320	173
Level 3 | Commercial developments | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial developments | Dubai
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial developments | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	774	781
Level 3 | Commercial developments | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	28	0
Level 3 | Commercial developments | Hospitality
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial developments | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial developments | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial developments | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	476	205
Level 3 | Commercial developments | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial developments | Mixed-Use
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 0